Consolidated Balance Sheets (Parenthetical) - ₪ / shares shares in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in NIS per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	53,810	53,631
Common stock, shares outstanding	53,810	53,631